N-2 - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cover [Abstract]
Entity Central Index Key		0000040417
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		GENERAL AMERICAN INVESTORS CO INC
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

5. Capital Stock and Dividend Distributions – The authorized capital stock of the Company consists of 50,000,000 shares of Common Stock, $1.00 par value, and 10,000,000 shares of Preferred Stock, $1.00 par value. With respect to the Common Stock, 23,313,823 shares were issued and outstanding; 8,000,000 Preferred Shares were originally issued and 7,601,553 were outstanding on June 30, 2024.

On September 24, 2003, the Company issued and sold 8,000,000 shares of its 5.95% Cumulative Preferred Stock, Series B in an underwritten offering. The Preferred Shares were noncallable for the 5 year period ended September 24, 2008 and have a liquidation preference of $25.00 per share plus accumulated and unpaid dividends to the date of redemption. Cumulatively, the Board of Directors has authorized the repurchase of up to 2 million Preferred Shares in the open market at prices below $25.00 per share. To date, 398,447 shares have been repurchased.

The Company allocates distributions from net capital gains and other types of income proportionately among holders of shares of Common Stock and Preferred Stock. To the extent that dividends on the shares of Preferred Stock are not paid from net capital gains, they will be paid from investment company taxable income, or will represent a return of capital.

Under the Investment Company Act of 1940, the Company is required to maintain an asset coverage level of at least 200% of the Preferred Stock. In addition, pursuant to Moody’s Investor Service, Inc. Rating Agency Guidelines, the Company is required to maintain a certain amount of discounted asset coverage for its portfolio that equals or exceeds a Basic Maintenance Amount. If the Company fails to meet these requirements and does not cure such failure, the Company may be required to redeem, in whole or in part, shares of Preferred Stock at a redemption price of $25.00 per share plus accumulated and unpaid dividends. In addition, failure to meet the foregoing asset coverage requirements could restrict the Company’s ability to pay dividends on shares of Common Stock and could lead to sales of portfolio securities at inopportune times.

The holders of Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and, generally, vote together with the holders of Common Stock as a single class. Holders of Preferred Stock will elect two members to the Company’s Board of Directors and the holders of Preferred and Common Stock, voting as a single class, will elect the remaining directors. If the Company fails to pay dividends on the Preferred Stock in an amount equal to two full years of dividends, the holders of Preferred Stock will have the right to elect a majority of the directors.

In addition, the Investment Company Act of 1940 requires that approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock and (b) take any action requiring a vote of security holders, including, among other things, changes in the Company’s subclassification as a closed-end investment company or changes in its fundamental investment policies.

The Company presents its Preferred Stock, for which its redemption is outside of the Company’s control, outside of net assets applicable to Common Stock in the Statement of Assets and Liabilities.

Transactions in Common Stock during the six months ended June 30, 2024 and the year ended December 31, 2023 were as follows:

	Shares		Amount
	2024	2023	2024	2023
Par value of Shares issued in payment of dividends and distributions (issued from treasury)	—	529,522	—	$529,522
Increase in paid-in capital	—	—	—	21,943,392
Total increase	—	529,522	—	22,472,914
Par value of Shares purchased (at an average discount from net asset value of 18.0% and 17.4%, respectively)	(418,501)	(776,220)	$(418,501)	(776,220)
Decrease in paid-in capital	—	—	(18,900,283)	(31,106,756)
Total decrease	(418,501)	(776,220)	(19,318,784)	(31,882,976)
Net decrease	(418,501)	(246,698)	$(19,318,784)	$(9,410,062)

At June 30, 2024, the Company held in its treasury 8,667,049 shares of Common Stock with an aggregate cost of $317,508,116.

The tax basis distributions during the year ended December 31, 2023 are as follows: ordinary distributions of $17,749,422 and net capital gains distributions of $55,506,761. As of December 31, 2023, distributable earnings on a tax basis totaled $866,848,562 consisting of $4,926,831 from undistributed net capital gains and $861,921,731 from net unrealized appreciation on investments. A reclassification arising from a permanent “book/tax” difference reflects non-tax deductible expenses during the year ended December 31, 2023. As a result, additional paid-in capital was decreased by $2,132,000 and total distributable earnings were increased by $2,132,000. Net assets were not affected by this reclassification. As of December 31, 2023, the Company had wash sale loss deferrals of $1,991 and straddle loss deferrals of $2,383,643.

Document Period End Date		Jun. 30, 2024
Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 190,039	$ 190,039	$ 190,039	$ 190,117	$ 190,117	$ 190,117	$ 190,117
Senior Securities Coverage per Unit	$ 209.45	$ 209.45	$ 187.21	$ 161.91	$ 193.68	$ 168.07	$ 167.24
Preferred Stock Liquidating Preference	25.00	25.00	25.00	25.00	25.00	25.00	25.00
General Description of Registrant [Abstract]
Share Price	$ 24.84	$ 24.84	24.98	25.50	26.86	27.50	27.60
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and, generally, vote together with the holders of Common Stock as a single class. Holders of Preferred Stock will elect two members to the Company’s Board of Directors and the holders of Preferred and Common Stock, voting as a single class, will elect the remaining directors. If the Company fails to pay dividends on the Preferred Stock in an amount equal to two full years of dividends, the holders of Preferred Stock will have the right to elect a majority of the directors.

In addition, the Investment Company Act of 1940 requires that approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock and (b) take any action requiring a vote of security holders, including, among other things, changes in the Company’s subclassification as a closed-end investment company or changes in its fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

Under the Investment Company Act of 1940, the Company is required to maintain an asset coverage level of at least 200% of the Preferred Stock. In addition, pursuant to Moody’s Investor Service, Inc. Rating Agency Guidelines, the Company is required to maintain a certain amount of discounted asset coverage for its portfolio that equals or exceeds a Basic Maintenance Amount. If the Company fails to meet these requirements and does not cure such failure, the Company may be required to redeem, in whole or in part, shares of Preferred Stock at a redemption price of $25.00 per share plus accumulated and unpaid dividends. In addition, failure to meet the foregoing asset coverage requirements could restrict the Company’s ability to pay dividends on shares of Common Stock and could lead to sales of portfolio securities at inopportune times.

Outstanding Security, Authorized [Shares]	10,000,000
Outstanding Security, Not Held [Shares]	7,601,553
Common Shares [Member]
General Description of Registrant [Abstract]
Share Price	$ 49.72	$ 49.72	42.95	36.15	44.20	37.19	37.74
NAV Per Share	$ 60.14	$ 60.14	$ 51.96	$ 43.42	$ 52.59	$ 44.00	$ 43.70	$ 34.51
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	50,000,000
Outstanding Security, Held [Shares]	8,667,049
Outstanding Security, Not Held [Shares]	23,313,823